General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General Information	General Information
The Parent Company
GRAVITY CO., LTD. (“the Parent Company”) was incorporated on April 4, 2000, to engage in developing and publishing online and mobile games and other related business. The Parent Company’s headquarter is located at 15F, 396 World Cup buk-ro, Mapo-gu, Seoul, Korea. The Parent Company’s principal game product, “Ragnarok”, a massive multi-player online role-playing game, was commercially launched in August 2002, and currently operated internationally in 91 markets. Also, the Parent Company has been operating Mobile games such as Ragnarok M: Eternal Love and Ragnarok Origin in the global market.
On February 8, 2005, the Parent Company listed its shares on the Nasdaq Stock Market in the United States, and issued 1,400,000 shares of common stocks in the form of American Depositary shares (“ADSs”) under the symbol “GRVY”.
As of December 31, 2022, the Parent Company’s total paid-in capital amounts to Korean Won("Won") 3,474 million. The Parent Company’s major shareholders and their respective percentage of ownership as of December 31, 2022 are as follows:

	Number of shares	Ownership (%)
GungHo Online Entertainment, Inc.	4,121,737	59.31
Others	2,827,163	40.69
	6,948,900	100.00
Consolidated Subsidiaries
Details of the consolidated subsidiaries as of December 31, 2022 and 2021 are as follows:

		Percentage of ownership (%)
Subsidiary	Location	2022	2021	Fiscal year end	Main business
Gravity Interactive, Inc.	U.S.A.	100.00	100.00	December	Online and mobile game services
Gravity NeoCyon, Inc.	Korea	99.53	99.53	December	Mobile game development and service
Gravity Communications Co.,Ltd.	Taiwan	100.00	100.00	December	Online and mobile game services
PT. Gravity Game Link	Indonesia	70.00	70.00	December	Online and mobile game services
Gravity Game Tech Co.,Ltd.	Thailand	100.00	100.00	December	Online and mobile game services
Gravity Game Arise Co., Ltd.	Japan	100.00	100.00	December	Online and mobile game services
Gravity Game Hub PTE., Ltd.	Singapore	100.00	100.00	December	Online and mobile game services
Gravity Game Vision Limited.(*)	Hong Kong	100.00	—	December	Online and mobile game services

(*) Gravity Game Vision Limited. was established during the year ended December 31, 2022 with 100% ownership interest held by the Parent Company.
Condensed Financial Information of Subsidiaries
Details of the condensed financial information of subsidiaries as of and for the year ended December 31, 2022 and 2021 are as follows:

	2022
Subsidiaries	Total assets(*1)	Total liabilities(*1)	Revenue(*1)	Profit(loss) For the year(*1)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 32,143	₩ 23,617	₩ 62,745	₩ (2,448)
Gravity NeoCyon, Inc.	15,587	8,353	24,639	1,710
Gravity Communications Co., Ltd.	39,438	11,161	50,611	14,186
PT Gravity Game Link	3,268	1,090	3,372	(374)
Gravity Game Tech Co., Ltd.	40,204	9,740	34,990	9,975
Gravity Game Arise Co., Ltd.	3,067	988	3,452	(505)
Gravity Game Hub PTE., Ltd.	4,846	2,726	4,352	(3,081)
Gravity Game Vision Limited(*2)	63,608	46,146	116,550	17,090
(*1) Amount before eliminating the intercompany transactions.
(*2) Gravity Game Vision Limited was established during 2022 and has been included as a subsidiary since then.

	2021
Subsidiaries	Total assets(*)	Total liabilities(*)	Revenue(*)	Profit(loss) For the year(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 26,385	₩ 16,163	₩ 79,242	₩ 988
Gravity NeoCyon, Inc.	14,903	9,378	25,443	(111)
Gravity Communications Co., Ltd.	33,121	9,236	33,342	9,096
PT Gravity Game Link	2,916	318	2,462	(221)
Gravity Game Tech Co., Ltd.	25,591	5,666	28,346	5,496
Gravity Game Arise Co., Ltd.	3,912	2,167	3,258	159
Gravity Game Hub PTE., Ltd.	2,538	722	117	(1,110)
(*) Amount before eliminating the intercompany transactions.